Commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
2017	$ 113
2018	75
Operating Leases, Future Minimum Payments Due	$ 188